Acquisitions (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Goodwill			$ 10,266	$ 52,862	$ 81,396		$ 51,478
Number of acquisitions | item			0	0
Weihui
Acquisitions
Equity interest previously held (as a percent)			45.00%
Consideration for amount accounted for under the cost method of accounting						$ 29,100
Weihui
Acquisitions
Equity interest acquired (as a percent)		10.00%
Total equity interest with contingent redemption rights held after step-up acquisition (as a percent)		55.00%
Remeasurement gain upon obtaining control		$ 6,000
Percentage of non-controlling interests (as a percent)		45.00%
Estimated useful life of identifiable intangible assets acquired		5 years
Consideration		$ 12,222
Fair value of previously held 45% equity interest		35,119
Non-controlling interests		24,707
Total consideration		72,048
Cash and cash equivalents		12,078
Other tangible assets		1,602
Identifiable intangible assets acquired		19,748
Liabilities assumed		(2,687)
Goodwill		41,307
Total consideration		72,048
Weihui | Core technology
Acquisitions
Identifiable intangible assets acquired		15,900
Weihui | Customer relationships
Acquisitions
Identifiable intangible assets acquired		$ 3,800
Weiju
Acquisitions
Equity interest acquired (as a percent)	60.00%
Consideration paid to selling shareholders	$ 5,500
Consideration paid to Weiju for its newly issued shares	$ 30,900
Percentage of non-controlling interests (as a percent)	40.00%
Estimated useful life of identifiable intangible assets acquired	5 years
Consideration	$ 36,405
Non-controlling interests	18,405
Total consideration	54,810
Tangible assets	27,423
Identifiable intangible assets acquired	5,278
Liabilities assumed	(1,319)
Goodwill	23,428
Total consideration	54,810
Weiju | Core technology
Acquisitions
Identifiable intangible assets acquired	$ 5,300